COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Remainder of Fiscal Year	$ 374,667
Finance Lease, Liability, to be Paid, Remainder of Fiscal Year	10,747
2022	737,420	$ 564,162
Finance Lease, Liability, to be Paid, Year One	21,495
2023	479,871	486,375
Finance Lease, Liability, to be Paid, Year Two	21,495
2024	180,910	228,505
Finance Lease, Liability, to be Paid, Year Three	21,495
Lessee, Operating Lease, Liability, to be Paid, Year Four	166,677
Finance Lease, Liability, to be Paid, Year Four	21,495
[custom:LesseeOperatingLeaseLiabilityToBePaidAfterYearFour-0]	69,449
[custom:FinanceLeaseLiabilityToBePaidAfterYearFour-0]	116,427
Lessee, Operating Lease, Liability, to be Paid	2,008,994	1,279,042
Finance Lease, Liability, Payment, Due	213,154
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(233,971)	158,411
Finance Lease, Liability, Undiscounted Excess Amount	(63,868)
Total operating lease liabilities	1,775,023	1,120,631
Finance Lease, Liability	149,286	0
Total minimum lease payments	2,008,994	1,279,042
Less: Present value discount	$ 233,971	$ (158,411)